Selected Statement of Operations Data (Details) - Schedule of Geographical Revenues Classified By Geographical Location of the Customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Geographical Revenues Classified By Geographical Location of the Customers [Line Items]
Revenues	$ 21,612	$ 21,551	$ 26,331
The Americas [Member]
Schedule of Geographical Revenues Classified By Geographical Location of the Customers [Line Items]
Revenues	7,897	8,536	9,421
Europe [Member]
Schedule of Geographical Revenues Classified By Geographical Location of the Customers [Line Items]
Revenues	11,633	11,382	14,702
Israel [Member]
Schedule of Geographical Revenues Classified By Geographical Location of the Customers [Line Items]
Revenues	920	825	1,366
Other [Member]
Schedule of Geographical Revenues Classified By Geographical Location of the Customers [Line Items]
Revenues	$ 1,162	$ 808	$ 842